Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	John Hancock California Tax-Free Income Fund
CIK	dei_EntityCentralIndexKey	0000856671
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 29, 2024
Effective Date	dei_DocumentEffectiveDate	May 29, 2024
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A